Janus Henderson Enterprise Portfolio Investment Strategy - Institutional Shares [Member] - Janus Henderson Enterprise Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The Portfolio pursues its investment objective by investing primarily in common stocks. The Portfolio normally invests at least 50% of its equity assets in medium-sized companies whose market capitalization falls within the 12-month capitalization range of companies in the Russell Midcap® Growth Index. The market capitalizations within the index will vary, but as of December 31, 2025, they ranged from approximately $122 million to $83.54 billion. The Portfolio may also invest in foreign securities. Portfolio management applies a “bottom-up” approach in choosing investments. In other words, portfolio management looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. Attributes considered in the process of securities selection may include growth potential and sustainable growth, return on invested capital, attractive valuation, strength of management, and competitive positioning. The Portfolio will generally consider selling a stock when, in portfolio management’s opinion, there is a change in the company’s or industry’s fundamentals, there is a deterioration in a company’s competitive positioning, or if a company reaches or exceeds its targeted value. The Portfolio will also consider selling a stock if a company’s market capitalization exceeds the top of the medium-sized company range.As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision.The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.